UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-07391

ALLIANCEBERNSTEIN UNCONSTRAINED BOND FUND, INC.

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: October 31, 2013

Date of reporting period: July 31, 2013

ITEM 1.	SCHEDULE OF INVESTMENTS.

AllianceBernstein Unconstrained Bond Fund

Portfolio of Investments

July 31, 2013 (unaudited)

		Principal Amount (000)	U.S. $ Value
GOVERNMENTS - TREASURIES - 25.4%
Brazil - 6.6%
Brazil Notas do Tesouro Nacional
Series F
10.00%, 1/01/14	BRL	35,600	$15,627,240

France - 2.1%
France Government Bond OAT
4.00%, 10/25/13	EUR	3,750	5,032,026

Turkey - 4.6%
Turkey Government Bond Zero Coupon, 9/11/13	TRY	21,000	10,758,222

United States - 12.1%
U.S. Treasury Notes
0.125%, 7/31/14	U.S.$	10,000	9,998,050
1.75%, 5/15/23		19,885	18,443,337

			28,441,387

Total Governments - Treasuries (cost $60,912,953)			59,858,875

INFLATION-LINKED SECURITIES - 5.7%
United Kingdom - 1.7%
United Kingdom Gilt Inflation Linked
Series 3MO
1.25%, 11/22/17	GBP	2,355	4,056,405

United States - 4.0%
U.S. Treasury Inflation Index
1.75%, 1/15/28(TIPS)	U.S.$	3,769	4,224,426
2.50%, 7/15/16(TIPS)		4,672	5,188,708

			9,413,134

Total Inflation-Linked Securities (cost $13,999,082)			13,469,539

CORPORATES - INVESTMENT GRADES - 5.1%
Industrial - 2.4%
Basic - 0.3%
International Paper Co.
9.375%, 5/15/19		160	211,616
Lubrizol Corp.
8.875%, 2/01/19		155	205,937
Weyerhaeuser Co.
7.375%, 3/15/32		204	245,115

			662,668

Capital Goods - 0.2%
CRH Finance Ltd.
7.375%, 5/28/14	EUR	120	168,007
Republic Services, Inc.
5.25%, 11/15/21	U.S.$	200	218,736
Tyco International Finance SA
8.50%, 1/15/19		150	187,546

			574,289

		Principal Amount (000)	U.S. $ Value
Communications - Media - 0.3%
BSKYB Finance UK PLC
5.625%, 10/15/15 (a)	U.S.$	225	$246,708
Comcast Corp.
5.30%, 1/15/14		180	183,733
Reed Elsevier Capital, Inc.
7.75%, 1/15/14		215	221,537
Time Warner Cable, Inc.
7.50%, 4/01/14		150	156,434

			808,412

Communications - Telecommunications - 0.3%
American Tower Corp.
5.05%, 9/01/20		140	145,102
Bell Canada
4.85%, 6/30/14	CAD	195	195,175
British Telecommunications PLC
8.50%, 12/07/16 (b)	GBP	100	184,470
United States Cellular Corp.
6.70%, 12/15/33	U.S.$	275	268,565

			793,312

Consumer Cyclical - Automotive - 0.2%
Daimler Finance North America LLC
6.50%, 11/15/13		160	162,591
Volvo Treasury AB
5.95%, 4/01/15 (a)		190	203,853

			366,444

Consumer Cyclical - Other - 0.1%
Carnival PLC
4.25%, 11/27/13	EUR	140	188,348

Consumer Cyclical - Retailers - 0.3%
Dollar General Corp.
3.25%, 4/15/23	U.S.$	525	489,843
Nordstrom, Inc.
6.25%, 1/15/18		180	210,360

			700,203

Consumer Non-Cyclical - 0.1%
Altria Group, Inc.
9.25%, 8/06/19		51	67,924
Bunge Ltd. Finance Corp.
5.10%, 7/15/15		154	164,956
Whirlpool Corp.
8.60%, 5/01/14		20	21,137

			254,017

Energy - 0.2%
Anadarko Petroleum Corp.
5.95%, 9/15/16		34	38,442
Hess Corp.
8.125%, 2/15/19		35	44,542

		Principal Amount (000)	U.S. $ Value
Nabors Industries, Inc.
9.25%, 1/15/19	U.S.$	160	$199,649
Noble Energy, Inc.
8.25%, 3/01/19		153	194,280
Noble Holding International Ltd.
4.90%, 8/01/20		15	15,980

			492,893

Technology - 0.2%
Agilent Technologies, Inc.
5.00%, 7/15/20		28	30,032
Motorola Solutions, Inc.
7.50%, 5/15/25		181	218,312
Xerox Corp.
8.25%, 5/15/14		165	174,363

			422,707

Transportation - Airlines - 0.1%
Southwest Airlines Co.
5.25%, 10/01/14		90	93,947
5.75%, 12/15/16		70	77,585

			171,532

Transportation - Railroads - 0.1%
CSX Corp.
7.375%, 2/01/19		149	184,390

Transportation - Services - 0.0%
Ryder System, Inc.
7.20%, 9/01/15		71	79,382

			5,698,597

Financial Institutions - 2.0%
Banking - 0.7%
ANZ Capital Trust III
0.869%, 12/15/53 (c)	EUR	210	262,052
Capital One Financial Corp.
7.375%, 5/23/14	U.S.$	170	179,021
Goldman Sachs Group, Inc. (The)
6.00%, 6/15/20		165	187,659
Macquarie Group Ltd.
7.625%, 8/13/19 (a)		115	134,602
Morgan Stanley
Series G
5.50%, 7/24/20		175	191,988
National Australia Bank Ltd.
3.75%, 3/02/15 (a)		90	94,023
Societe Generale SA
2.50%, 1/15/14 (a)		180	181,242
Standard Chartered Bank
5.875%, 9/26/17 (a)	EUR	100	150,351
UBS AG/Stamford CT
5.875%, 7/15/16	U.S.$	195	215,994

			1,596,932

		Principal Amount (000)	U.S. $ Value
Brokerage - 0.0%
Jefferies Group LLC
6.875%, 4/15/21	U.S.$	70	$78,498

Insurance - 1.1%
Aetna, Inc.
6.75%, 12/15/37		257	315,958
Allied World Assurance Co. Ltd.
5.50%, 11/15/20		180	195,197
Chubb Corp. (The)
6.375%, 3/29/67		705	763,163
CIGNA Corp.
5.125%, 6/15/20		90	99,175
Coventry Health Care, Inc.
6.125%, 1/15/15		20	21,472
Genworth Financial, Inc.
6.515%, 5/22/18		230	260,786
Humana, Inc.
6.30%, 8/01/18		25	28,770
6.45%, 6/01/16		20	22,609
7.20%, 6/15/18		180	214,928
Lincoln National Corp.
8.75%, 7/01/19		47	61,106
Markel Corp.
7.125%, 9/30/19		60	72,159
Marsh & McLennan Cos., Inc.
5.375%, 7/15/14		1	1,042
Nationwide Mutual Insurance Co.
9.375%, 8/15/39 (a)		165	228,559
Prudential Financial, Inc.
6.20%, 1/15/15		135	144,841
Series D
7.375%, 6/15/19		25	31,002
WellPoint, Inc.
5.875%, 6/15/17		20	22,792
7.00%, 2/15/19		45	54,026

			2,537,585

REITS - 0.2%
Digital Realty Trust LP
5.25%, 3/15/21		250	262,068
Health Care REIT, Inc.
4.95%, 1/15/21		180	192,547

			454,615

			4,667,630

Utility - 0.5%
Electric - 0.2%
Constellation Energy Group, Inc.
5.15%, 12/01/20		180	196,679
PPL Energy Supply LLC
6.50%, 5/01/18		180	207,788
TECO Finance, Inc.
5.15%, 3/15/20		55	60,335

			464,802

		Principal Amount (000)	U.S. $ Value
Natural Gas - 0.3%
DCP Midstream LLC
9.75%, 3/15/19 (a)	U.S.$	155	$199,016
Energy Transfer Partners LP
6.125%, 2/15/17		225	253,827
EQT Corp.
8.125%, 6/01/19		35	42,549
Spectra Energy Capital LLC
8.00%, 10/01/19		170	213,186

			708,578

			1,173,380

Non Corporate Sectors - 0.2%
Agencies - Not Government Guaranteed - 0.2%
Gazprom OAO Via Gaz Capital SA
6.212%, 11/22/16 (a)		416	453,149

Total Corporates - Investment Grades (cost $11,041,049)			11,992,756

COLLATERALIZED MORTGAGE OBLIGATIONS - 3.4%
Non-Agency Floating Rate - 2.6%
Alliance Bancorp Trust
Series 2007-OA1, Class A1
0.43%, 7/25/37 (c)		736	481,095
Chevy Chase Funding LLC Mortgage-Backed Certificates
Series 2006-2A, Class A2
0.37%, 4/25/47 (a) (c)		722	431,842
Deutsche Alt-A Securities Mortgage Loan Trust
Series 2006-AR4, Class A2
0.38%, 12/25/36 (c)		834	480,888
Greenpoint Mortgage Funding Trust
Series 2006-AR2, Class 4A1
2.162%, 3/25/36 (c)		318	231,246
HarborView Mortgage Loan Trust
Series 2006-14, Class 2A1A
0.342%, 1/25/47 (c)		668	492,070
Impac Secured Assets CMN Owner Trust
Series 2005-2, Class A2D
0.62%, 3/25/36 (c)		761	503,947
IndyMac Index Mortgage Loan Trust
Series 2007-FLX3, Class A1
0.43%, 6/25/37 (c)		560	459,257
Luminent Mortgage Trust 2006-5
Series 2006-5, Class A1A
0.38%, 7/25/36 (c)		602	378,410
NovaStar Mortgage-Backed Notes
Series 2006-MTA1, Class 2A1A
0.38%, 9/25/46 (c)		524	405,783
Residential Accredit Loans, Inc.
Series 2005-QO3, Class A1
0.59%, 10/25/45(c)		471	323,668
Series 2006-QO4, Class 2A1

		Principal Amount (000)	U.S. $ Value
0.38%, 4/25/46 (c)	U.S.$	684	$490,816
Series 2007-QO2, Class A1
0.34%, 2/25/47 (c)		835	424,094
Residential Asset Securitization Trust
Series 2006-A4, Class 2A7
1.09%, 5/25/36 (c)		713	515,922
Washington Mutual Mortgage Pass-Through Certificates WMALT
Series 2005-10, Class 2A3
1.09%, 11/25/35 (c)		566	381,739

			6,000,777

Non-Agency Fixed Rate - 0.8%
CitiMortgage Alternative Mortgage Loan Trust
Series 2006-A4, Class 1A3
6.00%, 9/25/36		517	420,190
Countrywide Alternative Loan Trust
Series 2006-OA7, Class 1A1
2.017%, 6/25/46		205	132,555
Residential Accredit Loans, Inc.
Series 2005-QA10, Class A31
3.762%, 9/25/35		610	488,673
Series 2007-QH9, Class A1
3.384%, 11/25/37		782	381,310
Washington Mutual Mortgage Pass-Through Certificates
Series 2006-4, Class 3A1
6.50%, 5/25/36		706	476,581

			1,899,309

Total Collateralized Mortgage Obligations (cost $8,830,600)			7,900,086

COMMERCIAL MORTGAGE-BACKED SECURITIES - 1.9%
Non-Agency Fixed Rate CMBS - 1.7%
Banc of America Commercial Mortgage, Inc.
Series 2007-3, Class AJ
5.56%, 6/10/49		490	470,897
Comm Mortgage Trust
Series 2006-C8, Class AJ
5.377%, 12/10/46		550	514,924
Dbubs Mortgage Trust
Series 2011-LC2A, Class E
5.444%, 7/10/44 (a)		600	511,018
Greenwich Capital Commercial Funding Corp.
Series 2007-GG9, Class AM
5.475%, 3/10/39		555	591,281
GS Mortgage Securities Trust
Series 2006-GG6, Class AJ
5.63%, 4/10/38		420	422,437
LB-UBS Commercial Mortgage Trust
Series 2008-C1, Class AJ
6.151%, 4/15/41		478	472,491

		Principal Amount (000)	U.S. $ Value
Merrill Lynch/Countrywide Commercial Mortgage Trust
Series 2006-1, Class AJ
5.575%, 2/12/39	U.S.$	425	$439,088
Series 2006-4, Class AJ
5.239%, 12/12/49		545	528,847

			3,950,983

Non-Agency Floating Rate CMBS - 0.2%
Banc of America Commercial Mortgage Trust
Series 2007-5, Class AM
5.772%, 2/10/51 (b)		343	372,483
Credit Suisse Mortgage Capital Certificates
Series 2006-TF2A, Class SVD
0.661%, 10/15/21 (a)(c)		190	187,039

			559,522

Total Commercial Mortgage-Backed Securities (cost $4,554,253)			4,510,505

		Notional Amount (000)
OPTIONS PURCHASED - CALLS - 1.4%
Swaptions - 1.4%
CDX.HY.19 RTR Bank of America
Expiration: Dec 2013, Exercise Rate: 101.00% (d)		49,575	2,276,330
CDX.HY.20 RTR Bank of America
Expiration: Sep 2013, Exercise Rate: 103.00% (d)		9,710	257,577
CDX.HY.20 RTR JPMorgan
Expiration: Mar 2014, Exercise Rate: 104.00% (d)		34,400	624,006
IRS.RTR Credit Suisse Fixed Income
Expiration: Sep 2013, Exercise Rate: 1.50% (d)		24,050	72,798

Total Options Purchased - Calls (cost $1,882,435)			3,230,711

		Principal Amount (000)
CORPORATES - NON-INVESTMENT GRADES - 0.7%
Industrial - 0.5%
Basic - 0.1%
ArcelorMittal
6.125%, 6/01/18		225	236,250

Capital Goods - 0.1%
Ardagh Glass Finance PLC
7.125%, 6/15/17 (a)	EUR	112	150,141

		Principal Amount (000)	U.S. $ Value
Case New Holland, Inc.
7.875%, 12/01/17	U.S.$	128	$150,080

			300,221

Communications - Media - 0.1%
CCO Holdings LLC / CCO Holdings Capital Corp.
5.125%, 2/15/23		9	8,235
Ziggo Bond Co. BV
8.00%, 5/15/18 (a)	EUR	85	120,995

			129,230

Communications - Telecommunications - 0.2%
Sunrise Communications International SA
7.00%, 12/31/17 (a)		100	141,682
Wind Acquisition Finance SA
7.25%, 2/15/18 (a)	U.S.$	200	207,500
Windstream Corp.
7.875%, 11/01/17		55	61,463

			410,645

Consumer Non-Cyclical - 0.0%
HCA, Inc.
7.58%, 9/15/25		65	67,112

Other Industrial - 0.0%
Abitibibowater, Inc.
6.00%, 6/20/13 (d)(e)(f)		275	0

			1,143,458

Financial Institutions - 0.2%
Banking - 0.1%
Barclays Bank PLC
4.75%, 3/15/20	EUR	160	164,006
National Westminster Bank PLC
2.372%, 10/05/13 (c)		200	187,579

			351,585

Brokerage - 0.1%
Lehman Brothers Holdings
Zero Coupon, 5/25/10 (c)(d)	U.S.$	435	107,119
Zero Coupon, 1/12/12 (d)		440	108,350

			215,469

			567,054

Total Corporates - Non-Investment Grades (cost $1,686,481)			1,710,512

Company		Shares	U.S. $ Value
PREFERRED STOCKS - 0.7%
Financial Institutions - 0.7%
Banking - 0.7%
Citigroup Capital XIII
7.875% (b)		25,000	$687,500
US Bancorp/MN
6.00%		25,500	679,575
Zions Bancorporation
9.50%		6,200	158,348

Total Preferred Stocks (cost $1,526,054)			1,525,423

		Principal Amount (000)
LOCAL GOVERNMENTS - MUNICIPAL BONDS - 0.6%
United States - 0.6%
Alameda Corridor Trnsp Auth CA
Series 1999C
6.60%, 10/01/29	U.S.$	100	106,624
Metropolitan Trnsp Auth NY
Series 2013A
5.00%, 11/15/38		600	604,110
University of California
Series 2012G
5.00%, 5/15/37		600	620,196

Total Local Governments - Municipal Bonds (cost $1,340,491)			1,330,930

EMERGING MARKETS - TREASURIES - 0.3%
Dominican Republic - 0.3%
Dominican Republic 15.95%, 6/04/21 (e)(g) (cost $769,883)	DOP	27,000	811,836

GOVERNMENTS - SOVEREIGN AGENCIES - 0.3%
South Korea - 0.3%
Export-Import Bank of Korea 6.60%, 11/04/13 (a) (cost $851,233)	IDR	7,720,000	728,245

GOVERNMENTS - SOVEREIGN BONDS - 0.2%
Hungary - 0.2%
Hungary Government International Bond 6.375%, 3/29/21 (cost $506,873)	U.S.$	510	532,440

ASSET-BACKED SECURITIES - 0.2%
Home Equity Loans - Floating Rate - 0.2%
GSAA Home Equity Trust
Series 2006-5, Class 2A3
0.46%, 3/25/36 (c)		387	244,780

		Principal Amount (000)	U.S. $ Value
HSBC Home Equity Loan Trust
Series 2006-1, Class M1
0.472%, 1/20/36 (c)	U.S.$	106	$101,048
Lehman XS Trust Series 2006-4N
Series 2006-4N, Class A2A
0.41%, 4/25/46 (c)		20	14,134

			359,962

Home Equity Loans - Fixed Rate - 0.0%
Nationstar NIM Trust
Series 2007-A, Class A
9.79%, 3/25/37 (e)(g)		3	0

Total Asset-Backed Securities (cost $389,314)			359,962

BANK LOANS - 0.1%
Industrial - 0.1%
Consumer Cyclical - Other - 0.0%
November 2005 Land Investors, LLC (North Las Vegas Consortium)
7.25%, 4/30/10 (c)(e)(f)(h)		519	0

Consumer Non-Cyclical - 0.1%
H.J. Heinz Company
3.50%, 6/05/20 (c)		300	302,946

Total Bank Loans (cost $810,502)			302,946

QUASI-SOVEREIGNS - 0.1%
Quasi-Sovereign Bonds - 0.1%
Malaysia - 0.1%
Petronas Capital Ltd. 5.25%, 8/12/19 (a) (cost $190,701)		190	211,818

EMERGING MARKETS - CORPORATE BONDS - 0.1%
Industrial - 0.1%
Basic - 0.1%
AngloGold Ashanti Holdings PLC
5.375%, 4/15/20		115	97,480

Communications - Media - 0.0%
Central European Media Enterprises Ltd.
11.625%, 9/15/16 (a)	EUR	50	69,843

Total Emerging Markets - Corporate Bonds (cost $187,234)			167,323

		Contracts
OPTIONS PURCHASED - PUTS - 0.1%
Options on Forward Contracts - 0.1%
CNY/USD
Expiration: Jul 2014, Exercise Price: CNY 6.30 (d)		71,080,000	111,707

Company		Contracts	U.S. $ Value
Options on Funds and Investment Trusts - 0.0%
SPDR S&P 500 ETF Trust
Expiration: Aug 2013, Exercise Price: $ 157.00 (d)(i)		571	$6,281

Total Options Purchased - Puts (premiums paid $277,147)			117,988

		Principal Amount (000)
SHORT-TERM INVESTMENTS - 54.5%
U.S. Treasury Bills - 45.5%
U.S. Treasury Bill Zero Coupon, 10/24/13-11/21/13 (j) (cost $107,181,910)	U.S.$	107,200	107,188,268

		Shares
Investment Companies - 7.8%
AllianceBernstein Fixed-Income Shares, Inc. - Government STIF Portfolio, 0.09% (k) (cost $18,437,021)		18,437,021	18,437,021

		Principal Amount (000)
Governments - Sovereign Bonds - 1.2%
Nigeria - 1.2%
Nigeria - Recap Linked Note (HSBC) Series EMT1, 0.60%, 9/30/13 (a) (cost $2,903,793)	NGN	470,000	2,870,044

Time Deposits - 0.0%
BBH, Grand Cayman
0.00%, 8/01/13	EUR	0	0
Wells Fargo, Grand Cayman
0.03%, 8/01/13	U.S.$	28	28,403

Total Time Deposits (cost $28,403)			28,403

Total Short-Term Investments (cost $128,551,127)			128,523,736

Total Investments - 100.8% (cost $238,307,412) (l)			$237,285,631
Other assets less liabilities - (0.8)% (m)			(1,868,967)

Net Assets - 100.0%			$235,416,664

FUTURES

Type	Number of Contracts	Expiration Month	Original Value	Value at July 31, 2013	Unrealized Appreciation/ (Depreciation)
Sold Contracts
S&P 500 E-Mini Futures	122	September 2013	$9,655,758	$10,251,050	$(595,292)
U.S. T-Note 5 Yr Futures (CBT)	25	September 2013	3,061,329	3,034,180	27,149
U.S. 10 Yr T-Note Futures (CBT)	219	September 2013	27,730,874	27,689,812	41,062
U.S. Long Bond Futures (CBT)	8	September 2013	1,139,259	1,072,500	66,759

					$(460,322)

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Barclays Capital, Inc.	IDR	7,149,532	USD	694	9/06/13	$9,845
BNP Paribas SA	TRY	21,000	USD	11,568	9/16/13	814,320
Brown Brothers Harriman & Co.	CHF	1,820	USD	1,925	8/26/13	(42,284)
Brown Brothers Harriman & Co.	EUR	1,546	USD	2,019	8/26/13	(38,093)
Brown Brothers Harriman & Co.	USD	1,840	NOK	11,180	8/26/13	55,791
Brown Brothers Harriman & Co.	USD	1,877	SEK	12,532	8/26/13	44,905
Brown Brothers Harriman & Co.	JPY	429	USD	4	8/30/13	(6)
Brown Brothers Harriman & Co.	USD	139	AUD	150	8/30/13	(3,955)
Brown Brothers Harriman & Co.	USD	72	EUR	54	8/30/13	127
Credit Suisse International	CAD	6,200	USD	5,939	8/28/13	(93,259)
Credit Suisse International	EUR	3,617	USD	4,738	8/28/13	(74,056)
Credit Suisse International	GBP	3,080	USD	4,675	8/28/13	(9,772)
Credit Suisse International	JPY	442,510	USD	4,439	8/28/13	(81,130)
Credit Suisse International	USD	5,997	MXN	75,540	8/28/13	(99,079)
Credit Suisse International	USD	2,309	NZD	2,930	8/28/13	26,895
Deutsche Bank	USD	1,909	CAD	1,986	8/26/13	23,641
Deutsche Bank	GBP	1,265	USD	1,911	8/27/13	(12,940)
Goldman Sachs	BRL	37,380	USD	15,903	1/10/14	70,148
HSBC Securities, Inc.	NGN	470,000	USD	2,854	9/26/13	(23,847)
Royal Bank of Canada	CAD	1,950	USD	1,872	8/28/13	(25,731)
Royal Bank of Scotland	JPY	189,000	USD	1,909	8/26/13	(21,900)
Royal Bank of Scotland	USD	3,742	NZD	4,822	8/26/13	102,811
Royal Bank of Scotland	USD	2,344	GBP	1,550	8/28/13	13,137
Royal Bank of Scotland	CAD	195	USD	189	8/30/13	(1,081)
Royal Bank of Scotland	EUR	5,140	USD	6,782	8/30/13	(56,740)
Royal Bank of Scotland	GBP	2,756	USD	4,233	8/30/13	41,326
Standard Chartered Bank	USD	2,445	PHP	105,500	9/13/13	(10,550)

						$608,523

CALL OPTIONS WRITTEN

Description	Contracts	Exercise Price	Expiration Month	Premiums Received	U.S. $ Value
Call - SPDR S&P 500 ETF Trust (i)	1,526	$161.00	December 2013	$636,270	$(1,640,450)
Call - SPDR S&P 500 ETF Trust (i)	1,514	172.00	March 2014	647,920	(834,214)

				$1,284,190	$(2,474,664)

CURRENCY OPTIONS WRITTEN

Description	Exercise Price		Expiration Date	Contracts		Premiums Received	Market Value
Put - CNY vs. USD	CNY	6.80	7/08/14	CNY	71,080,000	$36,429	$(28,936)
Put - JPY vs. USD	JPY	102.00	8/01/13	JPY	227,850,000	17,312	– 0	–

						$53,741	$(28,936)

INTEREST RATE SWAPTIONS WRITTEN

Description	Index	CounterParty	Strike Rate	Expiration Date	Notional Amount	Premiums	Market Value
1 Year Interest Rate Swap (OTC)	3 Month USD-LIBOR	Citibank, NA	2.30%	10/09/13	$58,300	$244,860	$(78,642)
1 Year Interest Rate Swap (OTC)	3 Month USD-LIBOR	Credit Suisse International	2.20	9/25/13	24,050	125,060	(27,788)

						$369,920	$(106,430)

CREDIT DEFAULT SWAPTIONS WRITTEN

Description	Counterparty	Buy/Sell Protection	Strike Rate	Expiration Date	Notional Amount (000)	Premiums Received	Market Value
Put - CDX-NAHY Series 20 5 Year Index	Bank of America, NA	Sell	101.00%	8/21/13	$12,050	$153,035	$(7,924)

CENTRALLY CLEARED INTEREST RATE SWAPS

				Rate Type
Broker/ (Exchange)	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Unrealized Appreciation/ (Depreciation)
CitiGroup Global Markets Inc./(LCH, Clearnet)	GBP	2,390	9/27/22	1.90%	6 Month LIBOR	$122,418
CitiGroup Global Markets Inc./(LCH, Clearnet)		1,100	9/27/42	6 Month LIBOR	2.96%	(103,747)
Morgan Stanley & Co. LLC/(CME)		115,000	5/10/15	0.36%	3 Month LIBOR	133,670
Morgan Stanley & Co. LLC/(CME)		34,700	5/10/15	3 Month LIBOR	0.36%	(40,953)
Morgan Stanley & Co. LLC/(CME)		57,700	5/10/18	0.91%	3 Month LIBOR	1,448,328
Morgan Stanley & Co. LLC/(CME)		$23,000	5/10/23	3 Month LIBOR	1.95%	(1,530,498)

						$29,218

CENTRALLY CLEARED CREDIT DEFAULT SWAPS

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Implied Credit Spread at July 31, 2013	Notional Amount (000)	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Sale Contracts
Morgan Stanley & Co. LLC (CME):
CDX-NAHY Series 20 5 Year Index,
6/20/18*	5.00%	3.67%	$12,050	$740,573	$409,150	$331,423
CDX-NAIG Series 20 5 Year Index,
6/20/18*	1.00	0.75	24,100	313,671	248,904	64,767
Morgan Stanley & Co. LLC (INTRCONX):
CDX-NAHY Series 20 5 Year Index,
6/20/18*	5.00	3.67	4,800	295,000	119,232	175,768
CDX-NAIG Series 20 5 Year Index,
6/20/18*	1.00	0.75	17,100	222,563	122,184	100,379

				$1,571,807	$899,470	$672,337

*	Termination date

INTEREST RATE SWAPS

				Rate Type
Swap Counterparty	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Unrealized Appreciation/ (Depreciation)
Citibank, NA	JPY	3,900,000	11/9/14	0.26%	6 Month LIBOR	$(4,315)
Citibank, NA		377,500	8/1/16	0.51%	6 Month LIBOR	(27,920)
Citibank, NA	GBP	1,490	9/19/22	1.95%	6 Month LIBOR	64,650
Citibank, NA		690	9/19/42	6 Month LIBOR	3.00%	(54,985)
Deutsche Bank AG		$10,000	8/15/14	0.47%	3 Month LIBOR	(29,339)
Deutsche Bank AG	GBP	4,800	11/6/14	6 Month LIBOR	0.67%	4,948
Deutsche Bank AG		3,110	7/6/17	1.14%	6 Month LIBOR	(9,655)
Deutsche Bank AG		3,250	8/16/17	1.21%	6 Month LIBOR	(29,032)
Deutsche Bank AG		1,240	7/6/22	6 Month LIBOR	2.00%	(47,434)
Deutsche Bank AG		1,300	8/16/22	6 Month LIBOR	2.10%	(24,780)
JPMorgan Chase Bank, NA		$650	4/20/20	3.74%	3 Month LIBOR	(74,953)
JPMorgan Chase Bank, NA		950	4/26/20	3.77%	3 Month LIBOR	(111,315)
Morgan Stanley Capital Services LLC	GBP	3,110	7/19/17	1.07%	6 Month LIBOR	(4,441)
Morgan Stanley Capital Services LLC		1,230	7/19/22	6 Month LIBOR	1.92%	(50,186)

						$(398,757)

CREDIT DEFAULT SWAPS

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Implied Credit Spread at July 31, 2013		Notional Amount (000)	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Buy Contracts
Bank of America, NA:
Kingdom of Thailand,
7.07% 9/30/13, 3/20/18*	(1.00)%	1.08%		$1,580	$5,583	$(4,201)	$9,784
LCDX-NA Series 20 5 Year Index,
6/20/18*	(2.50)	– 0	–	19,000	(720,417)	(622,093)	(98,324)
United Mexican States,
5.95% 3/19/19, 6/20/18*	(1.00)	1.21		16,150	146,472	(176,679)	323,151

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Implied Credit Spread at July 31, 2013	Notional Amount (000)	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC:
United Mexican States,
5.95% 3/19/19, 12/20/17*	(1.00)%	1.10%	$1,060	$3,987	$(898)	$4,885
Citibank, NA:
France Government Bond Oat,
4.25% 4/25/19, 12/20/17*	(0.25)	0.50	4,700	52,353	196,841	(144,488)
United Mexican States,
5.950% 3/19/19, 3/20/18*	(1.00)	1.15	3,550	22,744	(9,512)	32,256
Credit Suisse International:
Black & Decker Corp.,
5.75% 11/15/16, 6/20/16*	(1.00)	0.16	500	(12,632)	(10,098)	(2,534)
BPB Ltd.,
4.75% 4/11/17, 6/20/16*	(1.00)	0.43	500	(8,762)	(6,433)	(2,329)
Hershey Co.,
6.95% 8/15/12, 6/20/16*	(1.00)	0.21	500	(11,909)	(8,434)	(3,475)
Svenska Handelsbanken AB,
5.125% 3/30/20, 6/20/16*	(1.00)	0.37	500	(9,545)	(8,075)	(1,470)
Deutsche Bank AG:
Freeport-McMoran Corp.,
9.500% 6/1/31, 6/20/16*	(1.00)	0.22	500	(11,803)	(12,621)	818
iTraxx Australia-19 5 Year Index,
6/20/18*	(1.00)	1.23	17,400	164,516	(30,541)	195,057
iTraxx Australia-19 5 Year Index,
6/20/18*	(1.00)	1.23	24,100	227,864	153,336	74,528
iTraxx Australia-19 5 Year Index,
6/20/18*	(1.00)	1.23	17,100	161,680	274,449	(112,769)
Morgan Stanley Capital Services LLC:
Coca-Cola Co.,
5.75% 3/15/11, 6/20/16*	(1.00)	0.15	500	(12,855)	(9,964)	(2,891)

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Implied Credit Spread at July 31, 2013		Notional Amount (000)	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Republic of Korea,
4.875% 9/22/14, 6/20/18*	(1.00)%	0.82%		$21,100	$(189,884)	$(58,951)	$(130,933)
Republic of Korea,
4.875% 9/22/14, 9/20/18*	(1.00)	0.88		11,500	(83,018)	(129,884)	46,866
Republic of Korea,
4.875% 9/22/14, 9/20/18*	(1.00)	0.88		6,380	(46,056)	(72,057)	26,001
Target Corp.,
5.375% 5/1/17, 6/20/16*	(1.00)	0.16		500	(12,668)	(7,805)	(4,863)
Sale Contracts
Bank of America, NA:
CDX-NAHY Series 20 5 Year Index,
6/20/18*	5.00	3.67		4,700	288,855	136,836	152,019
CDX-NAHY Series 20 5 Year Index,
6/20/18*	5.00	3.67		1,250	76,822	52,926	23,896
Barclays Bank PLC:
CDX-NAHY Series 20 5 Year Index,
6/20/18*	5.00	3.67		1,800	110,625	53,688	56,937
CDX-NAIG Series 20 5 Year Index,
6/20/18*	1.00	0.75		8,450	109,980	115,711	(5,731)
BNP Paribas:
CDX-NAIG Series 20 5 Year Index,
6/20/18*	1.00	0.75		2,600	33,840	22,104	11,736
Citibank, NA:
Argentine Republic,
8.250% 12/31/33, 6/20/18*	5.00	28.04		2,220	(1,042,562)	(1,138,358)	95,796
CDX-NAHY Series 20 5 Year Index,
6/20/18*	5.00	3.67		6,000	368,750	393,130	(24,380)
CDX-NAIG Series 20 5 Year Index,
6/20/18*	1.00	0.75		3,700	48,157	20,037	28,120
CMBX-NA Series BBB- 6 Year Index,
5/11/63*	3.00	– 0	–	15,770	(1,323,648)	(357,798)	(965,850)

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Implied Credit Spread at July 31, 2013	Notional Amount (000)	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Credit Suisse International:
CDX-NAIG Series 20 5 Year Index,
6/20/18*	1.00%	0.75%	$10,300	$134,058	$151,155	$(17,097)
Goldman Sachs International:
CDX-NAHY Series 20 5 Year Index,
6/20/18*	5.00	3.67	900	55,313	60,759	(5,446)
CDX-NAIG Series 19 5 Year Index,
12/20/17*	1.00	0.64	3,600	58,895	21,745	37,150
CDX-NAIG Series 20 5 Year Index,
6/20/18*	1.00	0.75	2,350	30,586	32,625	(2,039)
JPMorgan Chase Bank, NA:
CDX-NAIG Series 20 5 Year Index,
6/20/18*	1.00	0.75	17,400	226,468	252,275	(25,807)
Morgan Stanley Capital Services LLC:
CDX-NAIG Series 19 5 Year Index,
12/20/17*	1.00	0.64	14,070	230,179	22,151	208,028
CDX-NAIG Series 20 5 Year Index,
6/20/18*	1.00	0.75	16,150	210,199	219,943	(9,744)

				$(717,833)	$(484,691)	$(233,142)

*	Termination date

TOTAL RETURN SWAPS

Receive/Pay Total Return on Reference Index	Index	# of Shares or Units	Rate Paid/ Received by the Fund	Notional Amount (000)	Maturity Date	Counterparty	Unrealized Appreciation/ (Depreciation)
Receive Total Return on Reference Index
Receive	Barclays Capital US Agg Total Return Value Unhedged USD Index	8,381	1 Month LIBOR Plus 0.35%	$15,100	1/31/14	Barclays Bank PLC	$(78)
Receive	Barclays Capital US Inflation Linked Bonds 1 to 10 Year Index	39,743	1 Month LIBOR Plus 0.23%	10,050	1/31/14	Barclays Bank PLC	(52)
Receive	GS Wave US Growth LC Index	25,802	1 Month LIBOR Plus 0.48%	4,772	10/25/13	Goldman Sachs International	29,986
Receive	GS Wave US Growth LC Index	25,242	1 Month LIBOR Plus 0.48%	4,668	10/25/13	Goldman Sachs International	29,336

Receive/Pay Total Return on Reference Index	Index	# of Shares or Units	Rate Paid/ Received by the Fund	Notional Amount (000)	Maturity Date	Counterparty	Unrealized Appreciation/ (Depreciation)
Receive	GS Wave US Growth LC Index	27,615	1 Month LIBOR Plus 0.48%	$5,107	10/25/13	Goldman Sachs International	$32,094
Pay Total Return on Reference Index
Pay	GS Wave US Growth SC Index	19,859	1 Month LIBOR Minus 0.12%	4,693	10/25/13	Goldman Sachs International	6,463
Pay	GS Wave US Growth SC Index	19,792	1 Month LIBOR Minus 0.12%	4,677	10/25/13	Goldman Sachs International	6,247
Pay	GS Wave US Growth SC Index	22,070	1 Month LIBOR Minus 0.12%	5,216	10/25/13	Goldman Sachs International	6,966

							$110,962

(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2013, the aggregate market value of these securities amounted to $7,521,670 or 3.2% of net assets.
(b)	Variable rate coupon, rate shown as of July 31, 2013.
(c)	Floating Rate Security. Stated interest rate was in effect at July 31, 2013.
(d)	Non-income producing security.
(e)	Fair valued by the Adviser.
(f)	Illiquid security.
(g)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security, which represents 0.34% of net assets as of July 31, 2013, is considered illiquid and restricted.

Restricted Securities	Acquisition Date	Cost	Market Value		Percentage of Net Assets
Dominican Republic
15.95%, 6/04/21	6/14/11	$769,883	$811,836		0.34%
Nationstar NIM Trust Series 2007-A, Class A
9.79%, 3/25/37	4/04/07	3,301	– 0	–	0.00%

(h)	Security is in default and is non-income producing.
(i)	One contract relates to 100 shares.
(j)	Position, or a portion thereof, has been segregated to collateralize OTC derivatives outstanding. The aggregate market value of these securities amounted to $18,055,147.
(k)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(l)	As of July 31, 2013, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $2,858,914 and gross unrealized depreciation of investments was $(3,880,695), resulting in net unrealized depreciation of $(1,021,781).
(m)	An amount of $1,000,419 has been segregated to collateralize written option contracts outstanding at January 31, 2013.

Currency Abbreviations:

AUD	-	Australian Dollar
BRL	-	Brazilian Real
CAD	-	Canadian Dollar
CHF	-	Swiss Franc
CNY	-	Chinese Yuan Renminbi
DOP	-	Dominican Peso

EUR	-	Euro
GBP	-	Great British Pound
IDR	-	Indonesian Rupiah
JPY	-	Japanese Yen
MXN	-	Mexican Peso
NGN	-	Nigerian Naira
NOK	-	Norwegian Krone
NZD	-	New Zealand Dollar
PHP	-	Philippine Peso
SEK	-	Swedish Krona
TRY	-	Turkish Lira
USD	-	United States Dollar

Glossary:

CBT	-	Chicago Board of Trade
CDX-NAHY	-	North American High Yield Credit Default Swap Index
CDX-NAIG	-	North American Investment Grade Credit Default Swap Index
CMBS	-	Commercial Mortgage-Backed Securities
CMBX-NA	-	North American Collateral Mortgage Backed Securities Index
ETF	-	Exchange Traded Fund
IRS	-	Interest Rate Swaption
LCDX-NA	-	North American Loan Credit Default Swap Index
LIBOR	-	London Interbank Offered Rates
REIT	-	Real Estate Investment Trust
RTR	-	Right To Receive
SPDR	-	Standard & Poor’s Depository Receipt
TIPS	-	Treasury Inflation Protected Security

COUNTRY BREAKDOWN *

July 31, 2013 (unaudited)

28.0%	United States
6.6%	Brazil
4.5%	Turkey
2.3%	United Kingdom
2.2%	France
0.3%	Dominican Republic
0.3%	South Korea
0.2%	Hungary
0.2%	Australia
0.2%	Russia
0.2%	Luxembourg
0.1%	Switzerland
0.1%	Malaysia
0.6%	Other
54.2%	Short-Term

100.0%	Total Investments

*	All data are as of July 31, 2013. The Fund’s country breakdowns are expressed as a percentage of total investments and may vary over time. “Other” country weightings represent 0.1% or less in the following countries: Canada, China, Czech Republic, Germany, Ireland, Italy, Netherlands, South Africa and Sweden.

AllianceBernstein Unconstrained Bond Fund

July 31, 2013 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset (including those valued based on their market values) or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Options and warrants are valued using market-based inputs to models, broker or dealer quotations, or alternative pricing sources with reasonable levels of price transparency, where such inputs and models are available. Alternatively the values may be obtained through unobservable management determined inputs and/or management’s proprietary models. Where models are used, the selection of a particular model to value an option or a warrant depends upon the contractual terms of, and specific risks inherent in, the option or warrant as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, measures of volatility and correlations of such inputs. Exchange traded options will be classified as Level 2. For options or warrants that do not trade on exchange but trade in liquid markets, inputs can generally be verified and model selection does not involve significant management judgment. Options and warrants are classified within Level 2 on the fair value hierarchy when all of the significant inputs can be corroborated to market evidence. Otherwise such instruments are classified as Level 3.

Valuations of mortgage-backed or other asset backed securities, by pricing vendors, are based on both proprietary and industry recognized models and discounted cash flow techniques. Significant inputs to the valuation of these instruments are value of the collateral, the rates and timing of delinquencies, the rates and timing of prepayments, and default and loss expectations, which are driven in part by housing prices for residential mortgages. Significant inputs are determined based on relative value analyses, which incorporate comparisons to instruments with similar collateral and risk profiles, including relevant indices. Mortgage and asset backed securities for which management has collected current observable data through brokers or pricing services are generally categorized within Level 2. Those investments for which current data has not been provided are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

Bank loan prices are provided by third party pricing services and consist of a composite of the quotes received by the vendor into a consensus price. Bank loans are classified as Level 3, as significant input used in the fair value measurement of these instruments is the market quotes that are received by the vendor and these inputs are not observable.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of July 31, 2013:

Investments in Securities	Level 1			Level 2		Level 3			Total
Assets:
Governments - Treasuries	$	– 0	–	$59,858,875		$	– 0	–	$59,858,875
Inflation-Linked Securities		– 0	–	13,469,539			– 0	–	13,469,539
Corporates - Investment Grades		– 0	–	11,992,756			– 0	–	11,992,756
Collateralized Mortgage Obligations		– 0	–	– 0	–		7,900,086		7,900,086
Commercial Mortgage-Backed Securities		– 0	–	– 0	–		4,510,505		4,510,505
Options Purchased - Calls		– 0	–	3,230,711			– 0	–	3,230,711
Corporates - Non-Investment Grades		– 0	–	1,602,162			108,350		1,710,512
Preferred Stocks		1,525,423		– 0	–		– 0	–	1,525,423
Local Governments - Municipal Bonds		– 0	–	1,330,930			– 0	–	1,330,930
Emerging Markets - Treasuries		– 0	–	– 0	–		811,836		811,836
Governments - Sovereign Agencies		– 0	–	728,245			– 0	–	728,245
Governments - Sovereign Bonds		– 0	–	532,440			– 0	–	532,440
Asset-Backed Securities		– 0	–	– 0	–		359,962		359,962
Bank Loans		– 0	–	– 0	–		302,946		302,946
Quasi-Sovereigns		– 0	–	211,818			– 0	–	211,818
Emerging Markets - Corporate Bonds		– 0	–	167,323			– 0	–	167,323
Options Purchased - Puts		– 0	–	117,988			– 0	–	117,988
Short-Term Investments:
U.S. Treasury Bills		– 0	–	107,188,268			– 0	–	107,188,268
Investment Companies		18,437,021		– 0	–		– 0	–	18,437,021
Governments - Sovereign Bonds		– 0	–	– 0	–		2,870,044		2,870,044
Time Deposits		– 0	–	28,403			– 0	–	28,403

Total Investments in Securities		19,962,444		200,459,458			16,863,729		237,285,631
Other Financial Instruments*:
Assets
Credit Default Swaps		– 0	–	1,327,028			– 0	–	1,327,028
Centrally Cleared Credit Default Swaps		– 0	–	672,337			– 0	–	672,337
Centrally Cleared Interest Rate Swaps		– 0	–	1,704,416			– 0	–	1,704,416
Interest Rate Swaps		– 0	–	69,598			– 0	–	69,598
Futures		134,970		– 0	–		– 0	–	134,970
Forward Currency Exchange Contracts		– 0	–	1,202,946			– 0	–	1,202,946
Total Return Swaps		– 0	–	111,092			– 0	–	111,092
Liabilities
Credit Default Swaps		– 0	–	(495,996)			(1,064,174)		(1,560,170)
Centrally Cleared Interest Rate Swaps		– 0	–	(1,675,198)			– 0	–	(1,675,198)
Interest Rate Swaps		– 0	–	(468,355)			– 0	–	(468,355)
Futures		(595,292)		– 0	–		– 0	–	(595,292)
Forward Currency Exchange Contracts		– 0	–	(594,423)			– 0	–	(594,423)
Total Return Swaps		(130)		– 0	–		– 0	–	(130)
Written Options		– 0	–	(2,617,954)			– 0	–	(2,617,954)

Total^		$19,501,992		$199,694,949			$15,799,555		$234,996,496

*	Other financial instruments are derivative instruments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.
^	There were no transfers between Level 1 and Level 2 during the reporting period.

The Fund recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Collateralized Mortgage Obligations		Commercial Mortgage-Backed Securities		Corporates - Non- Investment Grades			Emerging Markets - Treasuries
Balance as of 10/31/12	$389,329		$180,502		$	– 0	–	$241,196
Accrued discounts/(premiums)	31,703		373			– 0	–	(2,940)
Realized gain (loss)	(38,405)		– 0	–		– 0	–	– 0	–
Change in unrealized appreciation/depreciation	(733,466)		(34,249)			32,998		6,235
Purchases	8,573,552		4,363,879			73,702		567,345
Sales	(322,627)		– 0	–		(95,700)		– 0	–
Settlements	– 0	–	– 0	–		– 0	–	– 0	–
Transfers into level 3	– 0	–	– 0	–		97,350		– 0	–
Transfers out of level 3	– 0	–	– 0	–		– 0	–	– 0	–

Balance as of 7/31/13+	$7,900,086		$4,510,505			$108,350		$811,836

Net change in unrealized appreciation/depreciation from investments held as of 7/31/13	$(756,230)		$(34,249)			$32,998		$6,235

	Asset-Backed Securities		Bank Loans^		Short-Term Investments			Credit Default Swaps
Balance as of 10/31/12	$118,369		$ – 0	–	$	– 0	–	$ – 0	–
Accrued discounts/(premiums)	1,528		15			92,554		– 0	–
Realized gain (loss)	(248,571)		– 0	–		– 0	–	– 0	–
Change in unrealized appreciation/depreciation	231,724		3,681			(33,749)		(1,064,174)
Purchases	283,548		299,250			2,811,239		– 0	–
Sales	(26,636)		– 0	–		– 0	–	– 0	–
Settlements	– 0	–	– 0	–		– 0	–	– 0	–
Transfers into level 3	– 0	–	– 0	–		– 0	–	– 0	–
Transfers out of level 3	– 0	–	– 0	–		– 0	–	– 0	–

Balance as of 7/31/13+	$359,962		$302,946			$2,870,044		$(1,064,174)

Net change in unrealized appreciation/depreciation from investments held as of 7/31/13	$(18,748)		$3,681			$(33,750)		$(1,064,174)

	Total Return Swaps		Total
Balance as of 10/31/12	$166,619		$1,096,015
Accrued discounts/(premiums)	– 0	–	123,233
Realized gain (loss)	246,738		(40,238)
Change in unrealized appreciation/depreciation	(166,619)		(1,757,619)
Purchases	– 0	–	16,972,515
Sales	– 0	–	(444,963)
Settlements	(246,738)		(246,738)
Transfers into level 3	– 0	–	97,350
Transfers out of level 3	– 0	–	– 0	–

Balance as of 7/31/13+	$ – 0	–	$15,799,555

Net change in unrealized appreciation/depreciation from investments held as of 7/31/13	$ – 0	–	$(1,864,237)

^	The Fund held securities with zero market value during the reporting period.
+	There were de minimis transfers under 1% of net assets during the reporting period.

The following presents information about significant unobservable inputs related to the Fund’s Level 3 investments at July 31, 2013:

Quantitative Information about Level 3 Fair Value Measurements

	Fair Value at 7/31/2013	Valuation Technique	Unobservable Input	Range/ Weighted Average
Collateralized Mortgage Obligations	$7,900,086	Third Party Vendor	Evaluated Quotes	$ $	48.77-$81.96/ 68.24
Commercial Mortgage-Backed Securities	$4,510,505	Third Party Vendor	Evaluated Quotes	$ $	85.17-$108.48/ 98.58
Corporates - Non Investment Grades	$108,350	Third Party Vendor	Evaluated Quotes		$24.63/ N/A
	$0	Qualitative Assessment			$0.00/ N/A
Emerging Markets - Treasuries	$811,836	Indicative Market Quotations	Broker Quote		$3.01/ N/A
Asset-Backed Securities	$359,962	Third Party Vendor	Evaluated Quotes	$ $	63.24-$95.26/ 72.49
	$0	Qualitative Assessment			$0.00/ N/A
Bank Loans	$302,946	Third Party Vendor	Vendor Quotes		$100.98/ N/A
Short-Term Investments	$2,870,044	Indicative Market Quotations	Broker Quote		$0.61/ N/A
Credit Default Swaps	($1,064,174)	Indicative Market Quotations	Broker Quote	$ $	91.55-$103.50/ 92.65

The Adviser has established a Valuation Committee (the “Committee”) which is responsible for overseeing the pricing and valuation of all securities held in the Fund. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments, and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant’s internal controls over financial reporting that occurred during the second fiscal quarter of the period that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

3 (a) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

3 (a) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AllianceBernstein Unconstrained Bond Fund, Inc.

By:	/s/ Robert M. Keith
Robert M. Keith President

Date:	September 23, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert M. Keith
Robert M. Keith President

Date:	September 23, 2013

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo Treasurer and Chief Financial Officer

Date:	September 23, 2013